Basic and diluted net (loss)/profit per ADS (Details) - ADS - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/profit from continuing operations attributable to ordinary shareholders of Amber International, basic	$ 4,665	$ (23,273)	$ (13,536)
Net (loss)/profit from continuing operations attributable to ordinary shareholders of Amber International, diluted	4,665	$ (23,273)	$ (13,536)
Net loss from discontinued operations attributable to ordinary shareholders of Amber International, basic	(914)
Net loss from discontinued operations attributable to ordinary shareholders of Amber International, diluted	$ (914)
Denominator:
Denominator for basic net (loss)/profit per ADS - weighted average ADSs outstanding	86,636,218	61,966,949	61,966,949
Adjustments for the dilutive impact of RSUs	13,101
Denominator for diluted net profit per ADS - weighted average ADSs outstanding	86,649,319	61,966,949	61,966,949
Continued operations - Basic net (loss)/profit per ADS	$ 0.0538	$ (0.3756)	$ (0.2184)
Continued operations - Diluted net (loss)/profit per ADS	0.0538	$ (0.3756)	$ (0.2184)
Discontinued operations - Basic net loss per ADS	(0.0105)
Discontinued operations - Diluted net loss per ADS	$ (0.0105)